UNITED STATES OF AMERICA
BEFORE THE
SECURITIES AND EXCHANGE COMMISSION

INVESTMENT COMPANY ACT OF 1940
Release No. 24918	/ March 28, 2001

In the Matter of

ADVANTUS BOND FUND, INC., ET AL.
James D. Alt, Esq.
Dorsey & Whitney LLP
220 South Sixth Street
Minneapolis, MN 55402

(812-12222)

ORDER UNDER SECTION 17(d) OF THE ACT
AND RULE 17d-l UNDER THE ACT

Advantus Bond Fund, Inc., Advantus Cornerstone
Fund, Inc., Advantus Enterprise Fund, Inc.,
Advantus Horizon Fund, Inc., Advantus Index 500
Fund, Inc., Advantus International Balanced Fund,
Inc., Advantus Money Market Fund, Inc., Advantus
Mortgage Securities Fund, Inc., Advantus Real
Estate Securities Fund, Inc., Advantus Spectrum
Fund, Inc., Advantus Venture Fund, Inc., Advantus
Series Fund, Inc. and Advantus Capital
Management, Inc. filed an application on August
15, 2000, and amended January 10, 2001,
requesting an order under section 17(d) of the Act and rule 17d-1 under the Act. The order would permit certain registered open-end investment companies to deposit their uninvested cash balances and their cash collateral in one or more joint accounts to be used to enter into short-term investments.

On March 2, 2001, a notice of the filing of the application was issued (Investment Company Act
Release No. 24883). The notice gave interested persons an opportunity to request a hearing and stated that an order disposing of the application would be issued unless a hearing was ordered. No request for a hearing has been filed, and the Commission has not ordered a hearing.

The matter has been considered and it is found, on the basis of the information set forth in the application, as amended, that the terms of the proposed transactions are consistent with the provisions, policies and purposes of the Act, and that no Fund's participation in the joint transactions is on a basis different from or less advantageous than that of other participants.
Accordingly,

IT IS ORDERED, under section 17(d) of the Act and rule 17d-1 under the Act, that the proposed transactions are approved, effective immediately, subject to the conditions contained in the application, as amended.

For the Commission, by the Division of Investment
Management, under delegated authority.

Jonathan G. Katz
Secretary

Margaret H. McFarland
Deputy Secretary